RELATED PARTIES - Compensation to key senior managers (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties
Long-term employee benefits	$ 1,000,000		$ 0		$ 0
Share-based payments	0		3,000,000		0
Total compensation to directors and senior management	40,000,000		51,000,000		$ 35,000,000
Accrued payroll taxes	10,000,000					€ 9,000,000
Joint Group COO Kaan Terzioglu
Disclosure of transactions between related parties
Base salary	1,508,380	€ 1,323,000	246,782	€ 220,500
Annual incentive	1,060,789	930,418	528,429	472,151
Other	501,262	439,657	118,633	105,999
Long-term employee benefits	87,066	76,366
Share-based payments	100,394	88,056
Total compensation to directors and senior management	3,257,891	2,857,497	893,844	798,650
Joint Group COO Sergi Herrero
Disclosure of transactions between related parties
Base salary	1,346,902	1,181,368	382,805	342,036
Annual incentive	877,486	769,643	575,781	514,460
Other	2,460,406	2,158,022	1,746,199	1,560,229
Long-term employee benefits	805,980	706,925
Share-based payments	66,933	58,707
Total compensation to directors and senior management	5,557,707	4,874,665	2,704,785	2,416,725
Group CEO Ursula Burns
Disclosure of transactions between related parties
Base salary	1,325,676	1,162,750	6,155,568	5,500,000
Annual incentive	616,787	540,984	11,707,890	10,461,000
Other	632,001	554,328	1,283,159	1,146,503
Share-based payments	127,013	111,403
Total compensation to directors and senior management	2,701,477	2,369,465	19,146,617	17,107,503
Group CFO, Serkan Okandan
Disclosure of transactions between related parties
Base salary	985,064	864,000
Annual incentive	599,396	525,730
Other	339,005	297,341
Share-based payments	87,009	76,316
Total compensation to directors and senior management	2,010,474	1,763,387	0	0
Group CFO Trond Westlie
Disclosure of transactions between related parties
Base salary	19,165	16,810	1,678,791	1,500,000
Annual incentive			1,628,669	1,455,216
Other	242,425	212,631	26,973	24,100
Share-based payments	(247,497)	(217,080)	72,571	64,842
Total compensation to directors and senior management	14,093	12,361	3,407,004	3,044,158
Acting Group CFO Murat Kirkgoz
Disclosure of transactions between related parties
Base salary	241,250	211,600	296,027	264,500
Annual incentive	91,554	80,302	236,948	211,713
Other	46,015	40,360	40,011	35,750
Share-based payments	(9,069)	(7,954)	9,224	8,242
Total compensation to directors and senior management	369,750	324,308	582,210	520,205
Group COO Kjell Johnsen
Disclosure of transactions between related parties
Base salary			1,398,993	1,250,000
Annual incentive			4,683,106	4,184,355
Other	341,276	299,333	52,442	46,857
Share-based payments	(247,497)	(217,080)	(926,745)	(828,047)
Total compensation to directors and senior management	93,779	82,253	5,207,796	4,653,165
Group General Counsel Scott Dresser
Disclosure of transactions between related parties
Base salary	1,482,157	1,300,000	1,454,952	1,300,000
Annual incentive	2,622,278	2,300,000	2,528,128	2,258,882
Other	27,477	24,100	32,569	29,100
Share-based payments	(74,708)	(65,526)	(780,642)	(697,504)
Total compensation to directors and senior management	4,057,204	3,558,574	3,235,007	2,890,478
Chief Strategy Officer Alex Kazbegi
Disclosure of transactions between related parties
Base salary	631,057	553,500	441,852	394,795
Annual incentive	385,792	338,378	783,436	700,000
Other	118,714	104,124	758,435	677,662
Total compensation to directors and senior management	1,135,563	996,002	1,983,723	1,772,457
Compliance Officer Joop Brakenhoff
Disclosure of transactions between related parties
Base salary	255,501	224,100
Annual incentive	168,525	147,813
Other	45,500	39,908
Share-based payments	10,005	8,775
Total compensation to directors and senior management	$ 479,531	€ 420,596	$ 0	€ 0